Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities

	June 30,	December 31,
	2013	2012
	(Unaudited)
Compensation and benefits	$293,333	$39,344
Deferred rent	33,894	30,354
Professional fees	60,401	163,500
Other accrued expenses	6,851	6,851
Total accrued expenses and other current liabilities	$394,479	$240,049

	December 31,	December 31,
	2012	2011
Compensation and benefits	$39,344	$817,656
Deferred rent	30,354	40,475
Professional fees	163,500	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$240,049	$864,983